Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Time Charters with Favorable Terms

Time charters with favorable terms	June 30, 2019	December 31, 2018
Acquisition cost	$71,535	$71,535
Accumulated amortization	(55,861)	(46,185)
Time charters with favorable terms net book value	$15,674	$25,350

Amortization Expense

Description	Within one year	Year Two	Total
Time charters with favorable terms	$15,674	$—	$15,674
Total amortization	$15,674	$—	$15,674